CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
INCOME (LOSS)
Gain on sale of mining data	$ 0	$ 88,500,000	$ 52,500,000	$ 187,500,000
Arbitration award	0	0	36,000,000	0
Interest income	84,998	11,751	173,830	41,549
Loss on marketable debt securities	(3,347,410)		(3,347,410)
Loss on marketable equity securities	(5,442)	0	(17,046)	0
Loss on settlement of debt (Note 10)	0	(6,144,815)	0	(16,637,379)
Foreign currency gain (loss)	244,265	(77,898)	(180,292)	(85,718)
Total INCOME (LOSS)	(3,023,589)	82,289,038	85,129,082	170,818,452
EXPENSES
Corporate general and administrative (Notes 3 and 9)	1,116,490	9,499,604	5,631,766	15,615,197
Retention units costs	0	0	0	7,694,200
Contingent value rights (Note 3)	(16,304)	2,981,996	4,442,820	3,901,159
Siembra Minera Project costs (Note 7)	3,952,881	3,503,668	5,195,944	5,403,946
Exploration costs	0	1,500	0	58,418
Legal and accounting	192,992	349,005	941,248	667,992
Arbitration and settlement (Note 3)	28,690	55,104	153,998	2,392,772
Equipment holding costs	305,852	158,601	785,022	470,711
Interest expense (Note 10)	0	603,958	0	6,094,263
Total EXPENSES	5,580,601	17,153,436	17,150,798	42,298,658
Net income (loss) before income tax	(8,604,190)	65,135,602	67,978,284	128,519,794
Income tax benefit (expense) (Note 11)	12,325,049	(30,860,159)	(198,216)	(46,707,763)
Net income for the period	$ 3,720,859	$ 34,275,443	$ 67,780,068	$ 81,812,031
Net income per share
Basic	$ 0.04	$ 0.36	$ 0.68	$ 0.89
Diluted	$ 0.04	$ 0.36	$ 0.68	$ 0.89
Weighted average common shares outstanding,
Basic	99,395,048	95,422,700	99,395,048	91,715,024
Diluted	99,494,772	96,479,806	99,508,044	92,086,288